Distribution Date:	10/10/25	COMM 2015-CCRE24 Mortgage Trust
Determination Date:	10/06/25
Next Distribution Date:	11/13/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE24

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15
		Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	16
			David Rodgers	(212) 230-9025
Historical Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	21-22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Controlling Class	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	26	Representative
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593JBA3	1.652000%	70,050,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593JBB1	3.022000%	14,840,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593JBC9	3.445000%	107,950,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12593JBD7	3.214000%	8,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593JBE5	3.432000%	300,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12593JBF2	3.696000%	470,508,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12593JBH8	4.028000%	85,025,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.88%
B	12593JBJ4	4.224433%	95,435,000.00	11,176,411.39	11,176,411.39	39,345.00	0.00	0.00	11,215,756.39	0.00	0.00%	17.00%
C	12593JBK1	4.224433%	62,467,000.00	62,467,000.00	3,146,346.66	402,181.53	0.00	0.00	3,548,528.19	59,320,653.34	73.28%	12.50%
D	12593JBL9	3.463000%	71,143,000.00	71,143,000.00	0.00	0.00	0.00	0.00	0.00	71,143,000.00	41.24%	7.38%
E	12593JAL0	2.974433%	31,234,000.00	31,234,000.00	0.00	0.00	0.00	0.00	0.00	31,234,000.00	27.17%	5.13%
F	12593JAN6	2.974433%	13,881,000.00	13,881,000.00	0.00	0.00	0.00	0.00	0.00	13,881,000.00	20.92%	4.13%
G*	12593JAQ9	2.974433%	15,617,000.00	15,617,000.00	0.00	0.00	0.00	0.00	0.00	15,617,000.00	13.88%	3.00%
H	12593JAS5	2.974433%	41,645,303.00	30,846,831.96	0.00	0.00	0.00	19,023.04	0.00	30,827,808.92	0.00%	0.00%
V	12593JAU0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593JAW6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593JAY2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,388,155,303.00	236,365,243.35	14,322,758.05	441,526.53	0.00	19,023.04	14,764,284.58	222,023,462.26

X-A	12593JBG0	4.224433%	1,056,733,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12593JAA4	0.000000%	157,902,000.00	73,643,411.39	0.00	0.00	0.00	0.00	0.00	59,320,653.34
X-C	12593JAC0	0.761433%	71,143,000.00	71,143,000.00	0.00	45,142.18	0.00	0.00	45,142.18	71,143,000.00
X-D	12593JAE6	1.250000%	31,234,000.00	31,234,000.00	0.00	32,535.42	0.00	0.00	32,535.42	31,234,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	12593JAG1	1.250000%	29,498,000.00	29,498,000.00	0.00	30,727.08	0.00	0.00	30,727.08	29,498,000.00
X-F	12593JAJ5	1.250000%	41,645,303.00	30,846,831.96	0.00	32,132.12	0.00	0.00	32,132.12	30,827,808.92
Notional SubTotal			1,388,155,303.00	236,365,243.35	0.00	140,536.80	0.00	0.00	140,536.80	222,023,462.26

Deal Distribution Total					14,322,758.05	582,063.33	0.00	19,023.04	14,904,821.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593JBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593JBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593JBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12593JBD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593JBE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12593JBF2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12593JBH8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12593JBJ4	117.11019427	117.11019427	0.41227013	0.00000000	0.00000000	0.00000000	0.00000000	117.52246440	0.00000000
C	12593JBK1	1,000.00000000	50.36814094	6.43830390	(2.91794323)	0.00000000	0.00000000	0.00000000	56.80644484	949.63185906
D	12593JBL9	1,000.00000000	0.00000000	0.00000000	2.88583332	11.54333329	0.00000000	0.00000000	0.00000000	1,000.00000000
E	12593JAL0	1,000.00000000	0.00000000	0.00000000	2.47869405	10.26781200	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12593JAN6	1,000.00000000	0.00000000	0.00000000	2.47869390	12.49325121	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12593JAQ9	1,000.00000000	0.00000000	0.00000000	2.47869373	27.45777870	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12593JAS5	740.70374659	0.00000000	0.00000000	1.83597800	66.99034366	0.00000000	0.45678717	0.00000000	740.24695942
V	12593JAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593JAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593JAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593JBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12593JAA4	466.38681834	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	375.68018986
X-C	12593JAC0	1,000.00000000	0.00000000	0.63452736	0.00000000	0.00000000	0.00000000	0.00000000	0.63452736	1,000.00000000
X-D	12593JAE6	1,000.00000000	0.00000000	1.04166677	0.00000000	0.00000000	0.00000000	0.00000000	1.04166677	1,000.00000000
X-E	12593JAG1	1,000.00000000	0.00000000	1.04166655	0.00000000	0.00000000	0.00000000	0.00000000	1.04166655	1,000.00000000
X-F	12593JAJ5	740.70374659	0.00000000	0.77156648	0.00000000	0.00000000	0.00000000	0.00000000	0.77156648	740.24695942

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	09/01/25 - 09/30/25	30	0.00	45,142.18	0.00	45,142.18	0.00	0.00	0.00	45,142.18	0.00
X-D	09/01/25 - 09/30/25	30	0.00	32,535.42	0.00	32,535.42	0.00	0.00	0.00	32,535.42	0.00
X-E	09/01/25 - 09/30/25	30	0.00	30,727.08	0.00	30,727.08	0.00	0.00	0.00	30,727.08	0.00
X-F	09/01/25 - 09/30/25	30	0.00	32,132.12	0.00	32,132.12	0.00	0.00	0.00	32,132.12	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	09/01/25 - 09/30/25	30	0.00	39,345.00	0.00	39,345.00	0.00	0.00	0.00	39,345.00	0.00
C	09/01/25 - 09/30/25	30	182,275.16	219,906.37	0.00	219,906.37	(182,275.16)	0.00	0.00	402,181.53	0.00
D	09/01/25 - 09/30/25	30	615,920.52	205,306.84	0.00	205,306.84	205,306.84	0.00	0.00	0.00	821,227.36
E	09/01/25 - 09/30/25	30	243,285.31	77,419.53	0.00	77,419.53	77,419.53	0.00	0.00	0.00	320,704.84
F	09/01/25 - 09/30/25	30	139,012.07	34,406.75	0.00	34,406.75	34,406.75	0.00	0.00	0.00	173,418.82
G	09/01/25 - 09/30/25	30	390,098.37	38,709.76	0.00	38,709.76	38,709.76	0.00	0.00	0.00	428,808.13
H	09/01/25 - 09/30/25	30	2,713,373.30	76,459.86	0.00	76,459.86	76,459.86	0.00	0.00	0.00	2,789,833.16
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			4,283,964.73	832,090.91	0.00	832,090.91	250,027.58	0.00	0.00	582,063.33	4,533,992.31

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 27

	Additional Information
Total Available Distribution Amount (1)	14,904,821.38
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	835,814.49	Master Servicing Fee	2,532.33
Interest Reductions due to Nonrecoverability Determination	(195,023.71)	Certificate Administrator Fee	420.31
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	98.49
ARD Interest	0.00	Operating Advisor Fee	258.48
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	640,790.78	Total Fees	3,519.60

Principal		Expenses/Reimbursements
Scheduled Principal	13,341,781.09	Reimbursement for Interest on Advances	6,124.20
Unscheduled Principal Collections		ASER Amount	18,896.68
Principal Prepayments	(1,000,000.00)	Special Servicing Fees (Monthly)	31,349.93
Collection of Principal after Maturity Date	1,000,000.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	1,000,000.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	2,860.10
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	2,515,000.00
Total Principal Collected	14,341,781.09	Total Expenses/Reimbursements	2,574,230.91

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	582,063.33
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	14,322,758.05
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	14,904,821.38
Total Funds Collected	14,982,571.87	Total Funds Distributed	17,482,571.89

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	236,365,243.35	236,365,243.35	Beginning Certificate Balance	236,365,243.35
(-) Scheduled Principal Collections	13,341,781.09	13,341,781.09	(-) Principal Distributions	14,322,758.05
(-) Unscheduled Principal Collections	1,000,000.00	1,000,000.00	(-) Realized Losses	19,023.04
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	2,860.10
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	16,162.94
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	222,023,462.26	222,023,462.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	238,886,267.88	238,886,267.88	Ending Certificate Balance	222,023,462.26
Ending Actual Collateral Balance	224,552,311.63	224,552,311.63

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	28,326.00	0.00	UC / (OC) Change	0.00
Current Period Advances	2,860.10	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,860.10	0.00	Net WAC Rate	4.22%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	1	6,410,998.61	2.89%	(3)	5.0000	(0.241000)	1.39 or less	6	188,911,462.26	85.09%	1	4.2019	0.721316
7,500,000 to 14,999,999	1	12,250,000.00	5.52%	(4)	4.5750	1.783500	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	3	53,759,051.17	24.21%	(6)	4.4384	1.613016	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	2	76,950,780.76	34.66%	(2)	4.7080	0.094817	1.55 to 1.99	1	12,250,000.00	5.52%	(4)	4.5750	1.783500
50,000,000 to 74,999,999	1	72,652,631.72	32.72%	8	3.4320	1.329000	2.00 to 2.49	0	0.00	0.00%	0	0.0000	0.000000
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	1	20,862,000.00	9.40%	(4)	4.2425	2.528800
Totals	8	222,023,462.26	100.00%	0	4.2263	0.949758	3.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	8	222,023,462.26	100.00%	0	4.2263	0.949758
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	3	101,227,631.72	45.59%	5	3.7547	1.335878
							Lodging	3	77,534,927.29	34.92%	(3)	4.7044	0.358401
Florida	1	16,572,051.17	7.46%	(10)	4.5505	1.033900
							Office	10	55,263,852.08	24.89%	(3)	4.5023	1.255628
Kentucky	1	20,862,000.00	9.40%	(4)	4.2425	2.528800
							Retail	2	89,224,682.89	40.19%	5	3.6397	1.274190
Michigan	9	34,401,852.08	15.49%	(3)	4.6599	0.483550
							Totals	15	222,023,462.26	100.00%	0	4.2263	0.949758
Oregon	1	48,959,927.29	22.05%	(2)	4.7800	(0.222300)

Totals	15	222,023,462.26	100.00%	0	4.2263	0.949758

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	2	93,514,631.72	42.12%	5	3.6128	1.596661	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	73,137,904.64	32.94%	(5)	4.5721	1.011600	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	2	55,370,925.90	24.94%	(2)	4.8055	(0.224465)	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	222,023,462.26	100.00%	0	4.2263	0.949758	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	8	222,023,462.26	100.00%	0	4.2263	0.949758
								Totals	8	222,023,462.26	100.00%	0	4.2263	0.949758
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	222,023,462.26	100.00%	0	4.2263	0.949758	Interest Only	3	49,437,000.00	22.27%	(4)	4.4347	1.849389
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	5	172,586,462.26	77.73%	1	4.1666	0.692061
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	8	222,023,462.26	100.00%	0	4.2263	0.949758
	Totals	8	222,023,462.26	100.00%	0	4.2263	0.949758
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	8	222,023,462.26	100.00%	0	4.2263	0.949758			No outstanding loans in this group
	12 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	222,023,462.26	100.00%	0	4.2263	0.949758
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656100419	RT	Lakewood	CA	Actual/360	3.432%	209,103.77	460,574.06	0.00	N/A	06/01/26	--	73,113,205.78	72,652,631.72	10/01/25
8	304241008	LO	Portland	OR	Actual/360	4.780%	0.00	0.00	0.00	N/A	08/06/25	--	48,959,927.29	48,959,927.29	09/06/23
11	301880087	OF	Various	MI	Actual/360	4.582%	107,096.50	57,117.21	0.00	N/A	07/06/25	--	28,047,970.68	27,990,853.47	06/06/25
22	407000368	RT	Vero Beach	FL	Actual/360	4.551%	66,787.30	1,040,247.67	0.00	N/A	12/06/24	--	17,612,298.84	16,572,051.17	10/06/25
23	304241023	OF	Louisville	KY	Actual/360	4.242%	73,755.86	0.00	0.00	N/A	06/06/25	--	20,862,000.00	20,862,000.00	10/06/25
27	304241027	LO	Cambria	CA	Actual/360	4.575%	62,239.06	0.00	0.00	N/A	06/06/25	--	16,325,000.00	16,325,000.00	08/06/25
29	304241029	LO	Cambria	CA	Actual/360	4.575%	46,703.12	0.00	0.00	N/A	06/06/25	--	12,250,000.00	12,250,000.00	05/06/25
34	656100434	MU	Brooklyn	NY	Actual/360	4.520%	33,334.32	8,849,819.30	0.00	N/A	07/06/25	--	8,849,819.30	0.00	10/06/25
40	28000710	OF	Wyoming	MI	Actual/360	5.000%	26,760.36	11,488.18	0.00	07/06/25	07/06/30	--	6,422,486.79	6,410,998.61	10/06/24
54	301880075	MH	Brooksville	FL	Actual/360	4.561%	11,820.03	3,109,851.69	0.00	N/A	07/06/25	--	3,109,851.69	0.00	10/06/25
55	301880076	SS	Brooksville	FL	Actual/360	4.711%	3,190.46	812,682.98	0.00	N/A	07/06/25	--	812,682.98	0.00	10/06/25
Totals							640,790.78	14,341,781.09	0.00				236,365,243.35	222,023,462.26
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	30,440,386.00	7,602,006.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	(817,000.00)	04/01/24	03/31/25	10/06/25	32,482,022.53	2,921,753.38	0.00	0.00	0.00	2,860.10
11	2,725,344.00	435,471.51	01/01/25	03/31/25	--	0.00	0.00	162,855.72	651,836.33	0.00	0.00
22	1,582,281.00	1,328,072.00	04/01/24	03/31/25	10/06/25	82,059.51	0.00	0.00	0.00	0.00	0.00
23	2,734,803.96	644,990.49	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	882,281.60	941,412.24	04/01/24	03/31/25	10/06/25	768,503.29	0.00	62,094.86	126,414.45	0.00	0.00
29	1,156,867.00	1,166,446.50	04/01/24	03/31/25	10/06/25	0.00	0.00	46,594.91	237,925.64	0.00	0.00
34	908,597.12	209,603.39	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	(110,643.00)	07/01/24	06/30/25	10/06/25	4,539,744.26	128,650.64	19,295.13	330,003.23	180,760.11	0.00
54	286,056.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	100,419.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	40,817,036.23	11,400,359.13				37,872,329.59	3,050,404.02	290,840.62	1,346,179.65	180,760.11	2,860.10

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
22	407000368	1,000,000.00	Partial Liquidation (Curtailment)	0.00	0.00
Totals		1,000,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/10/25	0	0.00	0	0.00	1	6,410,998.61	0	0.00	0	0.00	1	16,572,051.17	1	1,000,000.00	0	0.00	4.226266%	4.038734%	0
09/12/25	0	0.00	0	0.00	1	6,422,486.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.243337%	4.065273%	1
08/12/25	0	0.00	0	0.00	1	6,433,037.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.242004%	4.064224%	2
07/11/25	0	0.00	0	0.00	2	55,403,470.33	0	0.00	0	0.00	0	0.00	0	0.00	7	71,298,400.00	4.289530%	4.180772%	2
06/12/25	0	0.00	0	0.00	2	55,414,823.47	0	0.00	0	0.00	0	0.00	0	0.00	4	13,758,966.40	4.339321%	4.292610%	2
05/12/25	0	0.00	0	0.00	2	55,529,504.01	0	0.00	0	0.00	0	0.00	0	0.00	6	102,311,534.27	4.349159%	4.304852%	3
04/11/25	0	0.00	0	0.00	2	55,651,110.68	0	0.00	0	0.00	0	0.00	0	0.00	4	76,037,999.81	4.354505%	4.313044%	4
03/12/25	1	6,068,263.67	0	0.00	2	55,764,818.55	0	0.00	0	0.00	0	0.00	0	0.00	1	20,940,460.08	4.370024%	4.332228%	5
02/12/25	0	0.00	0	0.00	3	62,007,571.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.367655%	4.330808%	6
01/10/25	0	0.00	1	6,510,080.02	2	55,646,417.61	0	0.00	0	0.00	0	0.00	0	0.00	1	1,999,615.36	4.367338%	4.330485%	7
12/12/24	1	6,520,255.24	1	6,179,551.53	1	49,604,996.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.365969%	4.333661%	8
11/13/24	2	12,747,637.43	0	0.00	1	49,713,194.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.365659%	4.333346%	9
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	304241008	09/06/23	24	5	0.00	0.00	4,480.10	51,138,324.43	10/06/23	13
11	301880087	06/06/25	3	5	162,855.72	651,836.33	50,002.00	28,210,929.80	07/23/25	13
27	304241027	08/06/25	1	5	62,094.86	126,414.45	11,598.08	16,325,000.00	06/17/25	13
29	304241029	05/06/25	4	5	46,594.91	237,925.64	13,109.58	12,250,000.00	06/17/25	13
40	28000710	10/06/24	11	6	19,295.13	330,003.23	233,383.99	6,541,374.36	10/16/24	13
Totals					290,840.62	1,346,179.65	312,573.75	114,465,628.59
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		142,959,832	37,434,051	105,525,781		0
0 - 6 Months		0	0	0		0
7 - 12 Months		72,652,632	72,652,632	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		6,410,999	0	6,410,999		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	222,023,462	110,086,683	16,325,000	0	95,611,779	0
Sep-25	236,365,243	73,113,206	37,859,834	0	125,392,204	0
Aug-25	236,934,099	120,327,827	0	0	116,606,272	0
Jul-25	339,615,202	160,864,320	0	0	178,750,882	0
Jun-25	674,322,603	554,220,779	0	0	120,101,823	0
May-25	740,298,106	678,285,909	0	0	62,012,197	0
Apr-25	857,222,293	783,766,535	0	0	73,455,759	0
Mar-25	995,278,030	915,603,178	6,068,264	0	73,606,589	0
Feb-25	1,044,077,563	964,184,488	0	0	79,893,075	0
Jan-25	1,046,012,061	965,933,253	0	6,510,080	73,568,728	0
Dec-24	1,060,743,471	980,479,694	6,520,255	6,179,552	67,563,970	0
Nov-24	1,062,770,877	1,000,310,045	12,747,637	0	49,713,195	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	304241008	48,959,927.29	51,138,324.43	25,300,000.00	05/14/25	(817,000.00)	(0.22230)	03/31/25	08/06/25	237
11	301880087	27,990,853.47	28,210,929.80	42,800,000.00	04/16/15	320,005.51	0.64950	03/31/25	07/06/25	237
22	407000368	16,572,051.17	16,572,051.17	16,500,000.00	02/17/25	1,328,072.00	1.03390	03/31/25	12/06/24	237
23	304241023	20,862,000.00	20,862,000.00	39,200,000.00	04/01/15	559,559.24	2.52880	03/31/25	06/06/25	I/O
27	304241027	16,325,000.00	16,325,000.00	16,500,000.00	07/21/25	780,479.04	1.03060	03/31/25	06/06/25	I/O
29	304241029	12,250,000.00	12,250,000.00	15,000,000.00	07/21/25	1,013,479.00	1.78350	03/31/25	06/06/25	I/O
40	28000710	6,410,998.61	6,541,374.36	1,910,000.00	02/18/25	(110,643.00)	(0.24100)	06/30/25	07/06/30	237
Totals		149,370,830.54	151,899,679.76	157,210,000.00		3,073,951.79

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
8	304241008	LO	OR	10/06/23	13
11	301880087	OF	MI	07/23/25	13
22	407000368	RT	FL	12/23/24	1
23	304241023	OF	KY	05/22/25	13
27	304241027	LO	CA	06/17/25	13
29	304241029	LO	CA	06/17/25	13

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
40	28000710	OF	MI	10/16/24	13

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	304241002	95,000,000.00	4.34000%	95,000,000.00	4.34000%	10	07/06/20	06/06/20	08/06/20
2	304241002	0.00	4.34000%	0.00	4.34000%	10	08/06/20	06/06/20	07/06/20
4	28000712	0.00	4.87700%	0.00	4.87700%	2	12/17/21	12/17/21	02/07/22
4	28000712	0.00	4.87700%	0.00	4.87700%	2	12/07/21	12/17/21	02/07/22
8	304241008	0.00	4.78000%	0.00	4.78000%	10	09/20/22	09/20/22	10/06/22
8	304241008	0.00	4.78000%	0.00	4.78000%	10	10/06/22	09/20/22	09/20/22
12	28000715	29,155,424.24	4.65200%	29,114,396.08	4.65200%	10	07/06/20	06/30/20	08/06/20
12	28000715	0.00	4.65200%	0.00	4.65200%	10	08/06/20	06/30/20	07/06/20
22	407000368	0.00	4.55050%	0.00	4.55050%	1	09/18/25	09/18/25	10/06/25
25	656100429	15,669,749.39	4.06000%	15,628,924.60	4.06000%	10	08/05/20	07/06/20	09/08/20
25	656100429	0.00	4.06000%	0.00	4.06000%	10	09/08/20	07/06/20	08/05/20
32	656100423	10,500,000.00	4.31000%	10,500,000.00	4.31000%	1	06/24/20	05/06/20	--
32	656100423	0.00	4.31000%	0.00	4.31000%	9	12/28/21	12/06/21	--
Totals		150,325,173.63		150,243,320.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
35	28000668 05/12/25	6,031,694.59	7,700,000.00	6,473,218.23	441,523.64	6,473,218.23	6,031,694.59	0.00	0.00	0.00	0.00	0.00%
36	304241036 09/12/24	8,002,476.45	8,000,000.00	12,193,443.98	3,748,403.04	11,750,879.49	8,002,476.45	0.00	0.00	(20,714.18)	20,714.18	0.22%
71	28000689 05/12/22	1,950,809.03	1,400,000.00	1,243,975.26	602,265.93	1,192,519.18	590,253.25	1,360,555.78	0.00	60,338.47	1,300,217.31	53.07%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		15,984,980.07	17,100,000.00	19,910,637.47	4,792,192.61	19,416,616.90	14,624,424.29	1,360,555.78	0.00	39,624.29	1,320,931.49

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/10/25	16,162.94	0.00	0.00	0.00	0.00	16,162.94	0.00	0.00	3,312,688.02
		07/11/25	3,296,525.08	0.00	0.00	0.00	0.00	3,296,525.08	0.00	0.00
35	28000668	05/12/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	304241036	07/11/25	0.00	0.00	20,714.18	0.00	0.00	20,714.18	0.00	0.00	20,714.18
		09/12/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
71	28000689	09/12/23	0.00	0.00	1,300,217.31	0.00	0.00	(4,861.32)	0.00	0.00	1,300,217.31
		01/12/23	0.00	0.00	1,305,078.63	0.00	0.00	(55,547.23)	0.00	0.00
		07/12/22	0.00	0.00	1,360,625.86	0.00	0.00	70.08	0.00	0.00
		05/12/22	0.00	0.00	1,360,555.78	0.00	0.00	1,360,555.78	0.00	0.00
Current Period Totals			16,162.94	0.00	0.00	0.00	0.00	16,162.94	0.00	0.00	16,162.94
Cumulative Totals			3,312,688.02	0.00	1,320,931.49	0.00	0.00	4,633,619.51	0.00	0.00	4,633,619.51

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	10,199.98	0.00	0.00	0.00	0.00	195,023.71	0.00	0.00	0.00	0.00
11	0.00	0.00	5,843.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	15,000.00	0.00
22	0.00	0.00	3,669.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	4,346.25	0.00	0.00	0.00	0.00	0.00	4,806.41	0.00	0.00	0.00
27	0.00	0.00	3,401.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	2,552.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	636.31	0.00	0.00	0.00
40	0.00	0.00	1,338.02	0.00	0.00	18,896.68	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	320.19	0.00	0.00	0.00
55	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	361.29	0.00	0.00	0.00
Total	0.00	0.00	31,349.93	0.00	0.00	18,896.68	0.00	195,023.71	6,124.20	0.00	15,000.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		266,394.52

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Supplemental Notes
February 2023 Disclosable Special Servicer Fees
Deal Name COMM 2015-CR24Determination Date 02/06/2023Distribution Date 02/10/23Fee Type: Special Servicer Fee	Fee Amount for Current Period:21,845

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27